EMPLOYEE BENEFITS	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Rocket Lab USA, Inc.
EMPLOYEE BENEFITS

14. EMPLOYEE BENEFITS

Defined Contribution Plans

The Company’s 401(k) Savings and Retirement Plan covers any eligible employee on the active payroll of the Company. The Company’s contributions were approximately $85 and $49 during the three months ended March 31, 2021 and 2020, respectively. The Company’s contributions consist of matching contributions, and non-elective contributions on behalf of employees.

14. EMPLOYEE BENEFITS

Defined Contribution Plans

The Company’s 401(k) Savings and Retirement Plan covers any eligible employee on the active payroll of the Company. The Company’s contributions were approximately $277 and $98 during the years ended December 31, 2020 and 2019, respectively. The Company’s contributions consist of matching contributions, and non-elective contributions on behalf of employees.